Putnam Short-Term Municipal Income Fund
The fund's portfolio
2/28/22 (Unaudited)
Key to holding's abbreviations
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FHA Insd. — Federal Housing Administration Insured
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
PSFG — Permanent School Fund Guaranteed
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index rate, which was 0.20% as of the close of the reporting period.

MUNICIPAL BONDS AND NOTES (102.0%)(a)
	Rating(RAT)	Principal amount	Value
Alabama (1.3%)
AL State Special Care Fac. Fin. Auth. Mandatory Put Bonds (11/1/22), (Ascension Health Credit Group), Ser. 06C-1, 1.85%, 11/15/46	AA+	$500,000	$503,534
Black Belt Energy Gas Dist., Gas Supply Mandatory Put Bonds (7/1/22), Ser. A, 4.00%, 8/1/47	Aa1	150,000	151,124

			654,658
Arizona (0.2%)
Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds, (Royal Oaks Life Care Cmnty.), 4.00%, 5/15/22	BBB-/F	100,000	100,434
Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds, (Great Hearts Academies), 3.75%, 7/1/24	BBB-	5,000	5,116

			105,550
California (15.3%)
CA Hlth. Fac. Fin. Auth. Rev. Bonds, (Adventist Hlth. Syst./West Oblig. Group), Ser. A, 4.00%, 3/1/43	A	230,000	236,609
CA Muni. Fin. Auth. Rev. Bonds, (Channing House), Ser. A, 5.00%, 5/15/23	AA-	650,000	680,399
CA State Charter School Fin. Auth. 144A Rev. Bonds, (Summit Pub. Schools), 5.00%, 6/1/22	Baa3	105,000	106,020
CA State Enterprise Dev. Auth. Student Hsg. Rev. Bonds, (Provident Group-SDSU Properties, LLC), Ser. A
5.00%, 8/1/26	Baa3	100,000	114,020
5.00%, 8/1/24	Baa3	100,000	108,489
5.00%, 8/1/22	Baa3	50,000	50,819
CA State Infrastructure & Econ. Dev. Bank Mandatory Put Bonds (8/1/24), (CA Academy of Sciences), 0.55%, 8/1/47	A2	1,000,000	1,001,071
CA State Muni. Fin. Auth Mobile Home Park Rev. Bonds, (Caritas Affordable Housing, Inc.), Ser. A, 5.00%, 8/15/23	A-	510,000	535,426
CA State Muni. Fin. Auth. Rev. Bonds, (HumanGood Oblig. Group), Ser. A, 4.00%, 10/1/30	A-/F	165,000	178,682
CA State Tobacco Securitization Agcy. Rev. Bonds, (Gold Country Settlement Funding Corp.), Ser. A, 5.00%, 6/1/23	A	1,025,000	1,068,403
Fontana, Special Tax Bonds, (Cmnty. Fac. Dist. No. 85), 3.00%, 9/1/23	BB+/P	250,000	254,192
Los Angeles, Dept. of Arpt. Rev. Bonds, 5.00%, 5/15/28	Aa3	500,000	587,321
Port of Oakland Rev. Bonds
5.00%, 5/1/28	A2	500,000	593,277
1.181%, 5/1/25	A1	600,000	585,249
San Bernardino Cnty., FRB, Ser. C, 0.336%, 8/1/23	AA+	250,000	250,819
San Francisco, COP, Ser. R1, 5.00%, 9/1/23	Aa1	560,000	593,385
San Juan, Unified School Dist. G.O. Bonds, Ser. B, 5.00%, 8/1/23 (Prerefunded 8/1/22)	Aa2	100,000	101,811
U. of CA VRDN, Ser. AL-4, 0.03%, 5/15/48	VMIG 1	750,000	750,000

			7,795,992
Colorado (2.5%)
E-470 Pub. Hwy. Auth. Mandatory Put Bonds (9/1/24), Ser. B, 0.384%, 9/1/39	A2	1,000,000	998,864
Regl. Trans. Dist. Rev. Bonds, (Denver Transit Partners, LLC)
5.00%, 7/15/25	Baa1	160,000	176,624
5.00%, 7/15/24	Baa1	100,000	107,680

			1,283,168
Connecticut (4.1%)
CT State Hlth. & Edl. Fac. Auth. Rev. Bonds, (Stamford Hosp. Oblig. Group (The))
Ser. M, 5.00%, 7/1/27(FWC)	BBB+	250,000	286,805
Ser. M, 5.00%, 7/1/26(FWC)	BBB+	200,000	224,883
Ser. M, 5.00%, 7/1/25(FWC)	BBB+	150,000	165,011
Ser. L-1, 4.00%, 7/1/24	BBB+	500,000	527,627
CT State Hsg. Fin. Auth. Rev. Bonds
Ser. D2, 3.00%, 5/15/24	Aaa	600,000	612,289
Ser. G, 2.75%, 5/15/26	Aaa	235,000	235,443

			2,052,058
District of Columbia (2.4%)
DC Rev. Bonds
(D.C. Intl. School), 5.00%, 7/1/27	BBB	300,000	340,835
(KIPP DC), 5.00%, 7/1/23	BBB+	100,000	104,753
Metro. DC Arpt. Auth. Rev. Bonds, Ser. A, 5.00%, 10/1/28	Aa3	720,000	758,588

			1,204,176
Florida (7.1%)
FL State Dev. Fin. Corp. Ed. Fac. Rev. Bonds, (Nova Southeastern U., Inc.), 5.00%, 4/1/29	A-	150,000	179,521
FL State Muni. Pwr. Agcy. Rev. Bonds, (St. Lucie), Ser. B, 5.00%, 10/1/27(FWC)	A2	1,050,000	1,205,532
Jacksonville, Port Auth. Rev. Bonds, 4.50%, 11/1/32 (Prerefunded 11/1/22)	A2	855,000	873,417
Miami-Dade Cnty., Mandatory Put Bonds (7/1/24), (Waste Management, Inc.), Ser. B, 0.575%, 11/1/48	A-	1,000,000	994,788
St. John's Cnty., Indl. Dev. Auth. Rev. Bonds, (Life Care Ponte Vedra Oblig. Group), Ser. A
4.00%, 12/15/28	BB+/F	200,000	211,309
4.00%, 12/15/22	BB+/F	110,000	111,592

			3,576,159
Georgia (1.6%)
Main Street Natural Gas, Inc. Gas Supply Mandatory Put Bonds (9/1/23), Ser. B, 0.821%, 4/1/48	Aa1	800,000	800,681

			800,681
Hawaii (0.5%)
HI State Harbor Syst. Rev. Bonds, Ser. B, 0.90%, 7/1/23	Aa3	250,000	247,033

			247,033
Illinois (6.2%)
Chicago, Special Assmt., 1.99%, 12/1/23	BBB/P	100,000	100,359
Chicago, Waste Wtr. Transmission Rev. Bonds, 5.00%, 1/1/23	A	200,000	200,655
IL State G.O. Bonds
Ser. A, 5.00%, 10/1/24	Baa2	500,000	543,720
Ser. A, 5.00%, 3/1/24	Baa2	800,000	856,390
4.00%, 8/1/25	Baa2	225,000	227,902
IL State Fin. Auth.
Mandatory Put Bonds (11/15/24), (OSF Hlth. Care Syst. Oblig. Group), Ser. B-1, 5.00%, 5/15/50	A	500,000	537,399
Mandatory Put Bonds (9/1/22), (Field Museum of Natural History), 0.572%, 11/1/34	A2	485,000	485,016
IL State Fin. Auth. Rev. Bonds, (Presbyterian Homes Oblig. Group), Ser. A, 5.00%, 11/1/23	A-/F	75,000	79,300
Northern IL U. Rev. Bonds, Ser. B, BAM, 5.00%, 4/1/22	AA	100,000	100,352

			3,131,093
Iowa (0.6%)
IA State Fin. Auth. Solid Waste Fac. Mandatory Put Bonds (4/1/24), (Gevo NW Iowa RNG, LLC), 1.50%, 1/1/42	Aa3	300,000	300,571

			300,571
Kentucky (1.8%)
KY Bond Dev. Corp. Edl. Fac. Rev. Bonds, (Transylvania U.), Ser. A
5.00%, 3/1/27	A-	160,000	183,569
4.00%, 3/1/25	A-	340,000	362,740
3.00%, 3/1/24	A-	330,000	339,691

			886,000
Louisiana (3.0%)
LA Stadium & Exposition Dist. Rev. Bonds, 4.00%, 7/3/23	BBB+/F	1,000,000	1,028,176
LA State Offshore Term. Auth. Deepwater Port Mandatory Put Bonds (12/1/23), (Loop, LLC), Ser. A, 1.65%, 9/1/33	A3	400,000	401,707
St. John The Baptist Parish Mandatory Put Bonds (7/1/24), (Marathon Oil Corp.), 2.125%, 6/1/37	Baa3	100,000	100,578

			1,530,461
Maryland (0.9%)
Frederick Cnty., Special Tax Bonds, (Oakdale-Lake Linganore), 2.625%, 7/1/24	BB/P	200,000	201,245
MD State Hlth. & Higher Ed. Fac. Auth. Rev. Bonds, (Stevenson U.), 5.00%, 6/1/29	BBB-	200,000	237,104

			438,349
Massachusetts (0.1%)
Lowell, Collegiate Charter School Rev. Bonds, 4.00%, 6/15/24	BB-/P	50,000	50,791
MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. SF-169, 4.00%, 12/1/44	Aa1	15,000	15,228

			66,019
Michigan (3.2%)
Detroit, G.O. Bonds, 5.00%, 4/1/25	Ba3	600,000	651,121
Flint, Hosp. Bldg. Auth. Rev. Bonds, (Hurley Med. Ctr.), Ser. B, 4.75%, 7/1/28	Ba1	560,000	579,795
MI State Fin. Auth. Rev. Bonds, (Tobacco Settlement), Ser. A-1, 2.326%, 6/1/30	A	382,036	383,733

			1,614,649
Minnesota (1.7%)
Duluth, Econ. Dev. Auth. Rev. Bonds, (Benedictine Hlth. Syst. Oblig. Group), Ser. A, 3.00%, 7/1/24	BB/P	200,000	203,612
Duluth, Econ. Dev. Auth. Hlth. Care Fac. Rev. Bonds, (St. Luke's Hosp. of Duluth Oblig. Group), 5.00%, 6/15/27(FWC)	BBB-	535,000	608,511
MN State Res. Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 4.00%, 7/1/38	Aa1	45,000	46,409

			858,532
Mississippi (4.1%)
MS Bus. Fin. Comm. VRDN (Chevron USA, Inc.), Ser. C, 0.08%, 12/1/30	VMIG 1	2,000,000	2,000,000
MS State Bus. Fin. Corp. Rev. Bonds, (System Energy Resources, Inc.), 2.50%, 4/1/22	BBB+	85,000	85,140

			2,085,140
Missouri (1.7%)
Kansas City, Indl. Dev. Auth. Arpt. Special Oblig. Rev. Bonds, 5.00%, 3/1/26	A2	500,000	559,195
Plaza at Noah's Ark Cmnty. Impt. Dist. Rev. Bonds
3.00%, 5/1/23	B+/P	150,000	150,972
3.00%, 5/1/22	B+/P	125,000	125,167

			835,334
Montana (—%)
MT State Board of Hsg. Rev. Bonds, Ser. A-2, FHA Insd., 3.00%, 12/1/43	Aa1	20,000	20,309

			20,309
Nevada (0.2%)
Las Vegas, Redev. Agcy. Tax Alloc. Bonds, 5.00%, 6/15/22	BBB+	100,000	101,176

			101,176
New Jersey (5.8%)
Newark, G.O. Bonds, Ser. C, 1.25%, 7/25/22	BBB/P	1,200,000	1,201,908
NJ State Econ. Dev. Auth. Mandatory Put Bonds (6/1/23), (NJ-American Water Co., Inc.), 1.20%, 11/1/34	A1	500,000	499,029
NJ State Econ. Dev. Auth. Rev. Bonds
5.00%, 6/15/23	Baa1	220,000	230,520
5.00%, 6/15/22	Baa1	200,000	202,405
(School Fac. Construction), 1.75%, 9/1/27	Baa1	100,000	100,944
NJ State Trans. Trust Fund Auth. Rev. Bonds, Ser. AA, 5.25%, 6/15/30	Baa1	650,000	679,353

			2,914,159
New Mexico (1.4%)
Farmington, Poll. Control Mandatory Put Bonds (6/1/22)
(Pub. Service Co. of NM), Ser. B, 2.125%, 6/1/40	Baa2	100,000	100,274
(Pub. Service Co. of NM), 1.20%, 6/1/40	Baa2	150,000	150,070
Farmington, Poll. Control Rev. Bonds, (Pub. Service Co. of NM), Ser. B, 2.15%, 4/1/33	Baa2	250,000	234,815
NM State Hosp. Equip. Loan Council First Mtge. Rev. Bonds, (La Vida Expansion), Ser. C, 2.25%, 7/1/23	BB+/F	200,000	200,188

			685,347
New York (14.6%)
Albany, Cap. Resource Corp. Rev. Bonds, (Empire Commons Student Hsg., Inc.), 5.00%, 5/1/22	A	500,000	503,425
Hempstead, Union Free School Dist. G.O. Bonds, Ser. A, 1.00%, 6/30/22	A+/P	1,500,000	1,500,308
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/26), Ser. B, 1.50%, 9/1/51	A2	200,000	198,551
Long Island, Pwr. Auth. Elec. Syst. Mandatory Put Bonds (9/1/25), Ser. B, 0.85%, 9/1/50	A2	500,000	484,373
NY City, Hsg. Dev. Corp.
Mandatory Put Bonds (7/3/23), Ser. B-2, 2.10%, 11/1/58	AA+	170,000	170,066
Mandatory Put Bonds (7/1/25), Ser. F-2, FHA Insd., 0.60%, 5/1/61	AA+	1,000,000	965,021
NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. VRDN, Ser. DD-1, 0.09%, 6/15/43	VMIG 1	2,000,000	2,000,000
NY State Dorm. Auth. Rev. Bonds, (St. Joseph's College)
5.00%, 7/1/30	BBB-/F	75,000	88,597
5.00%, 7/1/29	BBB-/F	75,000	87,597
5.00%, 7/1/28	BBB-/F	75,000	86,380
5.00%, 7/1/26	BBB-/F	200,000	223,019
5.00%, 7/1/24	BBB-/F	175,000	187,118
5.00%, 7/1/23	BBB-/F	100,000	104,549
NY State Hsg. Fin. Agcy. Rev. Bonds, (Climate Bond Certified), FNMA Coll., 1.625%, 5/1/23	Aa2	525,000	525,034
NY State Trans. Special Fac. Dev. Corp. Rev. Bonds, (JFK Intl. Arpt. Term. 4, LLC), 5.00%, 12/1/25	Baa1	225,000	246,322

			7,370,360
North Carolina (2.2%)
Charlotte-Mecklenburg, Hosp. Auth. Hlth. Care Syst. VRDN (Atrium Hlth. Oblig. Group), Ser. E, 0.07%, 1/15/42	VMIG 1	975,000	975,000
NC State Med. Care Comm. Hlth. Care Fac. Rev. Bonds, (Lutheran Svcs. for the Aging, Inc. Oblig. Group), 3.00%, 3/1/23	BB/P	150,000	151,370

			1,126,370
Ohio (1.0%)
Akron Bath Coply Joint Twp. Hosp. Dist. Rev. Bonds, (Summa Hlth. Syst. Oblig. Group)
5.00%, 11/15/27	BBB+/F	180,000	209,026
5.00%, 11/15/25	BBB+/F	255,000	284,098

			493,124
Pennsylvania (4.1%)
Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds, (Allegheny Hlth. Network Oblig. Group), Ser. A, 5.00%, 4/1/22	A	200,000	200,700
Pittsburgh Wtr. & Swr. Auth. Mandatory Put Bonds (12/1/23), Ser. C, AGM, 0.85%, 9/1/40	AA	625,000	628,819
Scranton, School Dist. G.O. Bonds, Ser. 14-R, 0.922%, 4/1/31	A1	885,000	887,545
State Public School Bldg. Auth. Palease Rev. Bonds, (Philadelphia School Dist.), 5.00%, 6/1/23	A1	100,000	104,807
Westmoreland Cnty. Indl. Dev. Auth. Hlth. Syst. Rev. Bonds, (Excela Hlth. Oblig. Group), Ser. A
4.00%, 7/1/23	Baa1	150,000	155,564
4.00%, 7/1/22	Baa1	100,000	101,059

			2,078,494
Puerto Rico (0.2%)
Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds, Ser. CC, AGM, 5.50%, 7/1/29	AA	55,000	58,689
Cmnwlth. of PR, Infrastructure Fin. Auth. Special Tax Bonds, Ser. C, AMBAC, 5.50%, 7/1/26	BB/P	25,000	25,852

			84,541
Rhode Island (0.2%)
RI Hlth. & Edl. Bldg. Corp. Rev. Bonds, (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/22	BBB+	100,000	100,840

			100,840
South Carolina (0.2%)
SC State Pub. Svcs. Auth. Rev. Bonds, (Santee Cooper), Ser. D
5.00%, 12/1/22 (Prerefunded 6/1/22)	A2	50,000	50,551
5.00%, 12/1/22 (Prerefunded 6/1/22)	AAA/P	50,000	50,545

			101,096
Texas (5.8%)
Clifton, Higher Ed. Fin. Corp. Rev. Bonds, (IDEA Pub. Schools), Ser. T, PSFG, 5.00%, 8/15/23	AAA	390,000	412,052
Dallas, Hotel Occupancy Tax Rev. Bonds, 4.00%, 8/15/33	A	1,000,000	1,092,583
Fort Bend, Indpt. School Dist. Mandatory Put Bonds (8/1/26), Ser. B, PSFG, 0.72%, 8/1/51	AAA	1,000,000	958,362
SA Energy Acquisition Pub. Fac. Corp. Rev. Bonds, (Gas Supply), 5.50%, 8/1/25	A2	75,000	84,200
Temple, Tax Increment Tax Alloc. Bonds, (Reinvestment Zone No. 1), Ser. A, BAM, 5.00%, 8/1/23	AA	290,000	305,379
TX State Affordable Hsg. Corp. Rev. Bonds, Ser. A, GNMA Coll., 5.25%, 9/1/28	Aaa	60,000	60,149

			2,912,725
Utah (1.0%)
UT Infrastructure Agcy. Rev. Bonds, Ser. A
3.00%, 10/15/26	BBB-/F	250,000	261,935
3.00%, 10/15/23	BBB-/F	250,000	256,198

			518,133
Virginia (1.2%)
VA State College Bldg. Auth. Edl. Fac. Rev. Bonds, Ser. B, 5.00%, 9/1/22 (Escrowed to maturity)	AA+/P	160,000	163,407
VA State Small Bus. Fin. Auth. Rev. Bonds, (National Sr. Campuses, Inc. Oblig. Group)
5.00%, 1/1/25	A/F	250,000	274,336
5.00%, 1/1/24	A/F	150,000	159,933

			597,676
Washington (5.8%)
Port of Seattle Rev. Bonds, Ser. C, 5.00%, 5/1/24	A1	315,000	339,161
Seattle, Muni. Lt. & Pwr. Mandatory Put Bonds (11/1/26), Ser. B, 0.45%, 5/1/45	Aa2	1,500,000	1,500,848
WA State Hlth. Care Fac. Auth.
Mandatory Put Bonds (7/3/23), (Fred Hutchinson Cancer Research Ctr.) 1.25%, 1/1/42	A+	1,000,000	1,004,073
Mandatory Put Bonds (7/1/22), (Fred Hutchinson Cancer Research Ctr.) Ser. B, 1.218%, 1/1/42	A+	100,000	100,032

			2,944,114

Total municipal bonds and notes (cost $51,843,995)			$51,514,087

SHORT-TERM INVESTMENTS (2.1%)(a)
	Shares	Value
Putnam Short Term Investment Fund Class P 0.12%(AFF)	1,069,387	$1,069,387

Total short-term investments (cost $1,069,387)		$1,069,387
TOTAL INVESTMENTS

Total investments (cost $52,913,382)		$52,583,474

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from December 1, 2021 through February 28, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $50,483,411.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 11/30/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 2/28/22
	Short-term investments
	Putnam Short Term Investment Fund*	$1,898,846	$8,049,231	$8,878,690	$795	$1,069,387

	Total Short-term investments	$1,898,846	$8,049,231	$8,878,690	$795	$1,069,387
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(FWC)	Forward commitment, in part or in entirety.
	At the close of the reporting period, the fund maintained liquid assets totaling $3,547,479 to cover the settlement of certain securities.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates. Rates are set by remarketing agents and may take into consideration market supply and demand, credit quality and the current SIFMA Municipal Swap Index, 1 Month US LIBOR or 3 Month US LIBOR rates, which were 0.20%, 0.24% and 0.50%, respectively, as of the close of the reporting period.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Healthcare	16.8%
	Utilities	15.5
	Local debt	11.7
	Transportation	10.4
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$51,514,087	$—
Short-term investments	—	1,069,387	—

Totals by level	$—	$52,583,474	$—
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com